Stockholders' Equity (Details) (USD $)	0 Months Ended			3 Months Ended	9 Months Ended
	Aug. 07, 2013	Apr. 26, 2013	Apr. 02, 2013	Sep. 30, 2013	Sep. 30, 2013
Stockholders' Equity
Common stock issued at incorporation (in shares)			1,000
Aggregate purchase price of common stock issued at incorporation (in dollars)			$ 10.00		$ 295,631,000
Common stock issued in connection with reorganization transaction to holders of Class A limited partner interest and Class B interests of certain holdings (in shares)		960,907
Issue price of IPO (in dollars per share)	$ 20.00
Stock split ratio	65.266				65.266
Outstanding common stock shares prior to closing of IPO	66,339,615
Shares of common stock issued in IPO	15,789,474
Net proceeds from IPO, after deducting underwriting discounts and commissions and offering expenses (in dollars)	295,600,000				296,044,000
Stockholders' equity
Reclassification from "Retained earnings" to "Additional paid-in capital"				12,500,000
Decrease in net income attributable to noncontrolling interest				$ 400,000
Holdings
Stockholders' equity
Percentage of ownership noncontrolling interest	3.20%			2.20%	2.20%